Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 10 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of March 31, 2023	As of March 31, 2022
	USD	USD
Accrued payroll and benefits	588,342	60,000
Professional fees, other payable and accrued expenses	245,340	38,638
Interest payable	105,085	127,244
	938,767	225,882